Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jan. 10, 2021
Balance (in Shares) at Jan. 10, 2021
Issuance of Class B ordinary shares to Sponsor		$ 1,006	23,994		25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		10,062,500
Excess cash received over the fair value of the private warrants			221,890		221,890
Accretion of Class A ordinary shares subject to possible redemption amount			(245,884)	(28,481,756)	(28,727,640)
Net income (loss)				(664,970)	(664,970)
Balance at Mar. 31, 2021		$ 1,006		(29,146,726)	(29,145,720)
Balance (in Shares) at Mar. 31, 2021		10,062,500
Forfeiture of Class B ordinary shares		$ (50)	50
Forfeiture of Class B ordinary shares (in Shares)		(497,636)
Accretion of Class A ordinary shares subject to possible redemption amount			(50)	(2,729,023)	(2,729,073)
Net income (loss)				(17,347,991)	(17,347,991)
Balance at Jun. 30, 2021		$ 956		(49,223,740)	(49,222,784)
Balance (in Shares) at Jun. 30, 2021		9,564,864
Net income (loss)				11,254,426	11,254,426
Balance at Sep. 30, 2021		$ 956		$ (37,969,314)	$ (37,968,358)
Balance (in Shares) at Sep. 30, 2021		9,564,864